Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Cost of services, selling and administrative
Costs of services, selling and administrative

	Year ended September 30
	2020	2019
	$	$
Salaries and other member costs[1]	7,264,839	7,158,588
Professional fees and other contracted labour	1,355,065	1,439,915
Hardware, software and data center related costs	800,496	873,158
Property costs	259,306	363,812
Amortization, depreciation and impairment (Note 24)	556,061	388,087
Other operating expenses	66,301	60,447
	10,302,068	10,284,007

[1]	Net of R&D and other tax credits of $160,335,000 in 2020 ($171,389,000 in 2019).